Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule of Changes in Provisions

Restructuring
At January 1, 2025	33,061
Charged to the consolidated statement of operations:
- Additional provisions recognized	5,256
- Unwinding of discount effect	573
- Reversal of non-utilized amounts	(1,721)
Amounts used during the year	(18,847)
Charged to other comprehensive loss:
- Exchange differences	1,738
At December 31, 2025	20,060
Non-current	2,697
Current	17,363